GUIDESTONE FUNDS

Supplement dated March 13, 2014

to

Prospectus dated May 1, 2013, as amended October 31, 2013

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

II.     CHANGES FOR THE DEFENSIVE MARKET STRATEGIES FUND

Under the section disclosing “Principal Investment Strategies” on page 86, the second bullet is deleted in its entirety and replaced with following disclosure:

•	The principal strategies, and the range of assets that will be allocated to each, is as follows:

Principal Strategy	Range of Assets
Long Only Equity	30%-80%
Convertible Bond	0%-50%
Long-Short Equity	0%-35%
Options Equity	0%-35%

Under the section disclosing “Principal Investment Strategies” on page 86, the following disclosure is added after the sixth bullet:

•
The Options Equity Strategy seeks to capture potential value imbedded in equity index options’ pricing while holding a portfolio that is lower volatility than the broader U.S. equity markets. The strategy involves the Fund writing cash settled put and call options on a stock index that are significantly “out of the money,” and fully covering those written put and call options with a mixture of U.S. Treasury Bills and a portfolio of stocks that collectively has characteristics similar to the broader U.S. equity market. When the Fund writes a put option on an equity index, it agrees (in return for receipt of the option price) to pay the option holder, upon exercise of the option prior to or upon expiration, the difference between the exercise price and price of the index if the index price is below the exercise price at the time of exercise or expiration. When the Fund writes a call option on an index, it agrees (in return for receipt of the option price) to pay the option holder, upon exercise of the option prior to or upon expiration, the difference between the exercise price and price of the index if the index price is above the exercise price at the time of exercise or expiration. By selling options that are significantly out of the money, the Fund seeks to profit from the sales price of the options while capitalizing on the general tendency of options that are significantly out of the money at the time of sale to expire without worth and without being exercised by the holder.

IV.     CHANGES FOR THE SMALL CAP EQUITY FUND

Under the section disclosing “Principal Investment Risks” on page 108, the third and fourth bullets are deleted and the following disclosure is added:

•
The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars, and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

Under the section disclosing “Principal Investment Risks” on page 109, the fourth, fifth and sixth bullets are deleted in their entirety.